Earnings (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net (Loss) Profit per Share

The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2024	2024
Numerator:
Net loss	$(24,136)	$(84,980)
Less: Net loss attributable to redeemable noncontrolling interests	(18,515)	(60,715)
Less: Net income (loss) attributable to noncontrolling interests	653	(6,997)
Add: Series A Preferred Dividends	(1,000)	(2,257)
Add: Series B Preferred Dividends	(451)	$(451)
Basic Net loss attributable to common stockholders	$(7,725)	$(19,976)

Denominator:
Weighted Average Class A Common Stock outstanding	18,003,934	17,609,384
Weighted Average Class A Common Stock issuable under Series A Penny Warrants	1,271,807	976,876
Weighted Average Class A Common Stock issuable under Series B Penny Warrants	5,000,000	5,000,000
Weighted Average Shares Outstanding - basic and diluted	24,275,741	23,586,260

Basic and Diluted Earnings (Loss) Per Share
Basic	$(0.32)	$(0.85)
Diluted	$(0.32)	$(0.85)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table summarizes potentially dilutive outstanding securities for the three and nine months ended September 30, 2024 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

Public warrants	2,519,869
Private Placement Warrants	4,333,333
Penny Warrants	1,274,742
Total anti-dilutive features	8,127,944